Shareholder Report, Holdings (Details) - C000151946 [Member]	Oct. 31, 2024
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.90%
FINLAND
Holdings [Line Items]
Percent of Net Asset Value	17.20%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	20.50%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.30%